Property and equipment, net	12 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net
8.	Property and equipment, net

Property and equipment, net as of June 30, 2024 and 2025, consist of the following:

	As of June 30,
	2024	2025
	RMB	RMB

Leasehold improvement	8,032	7,790
Computer and electronic equipment	7,234	8,323
Molds	88	9,111
Others	-	362
Total	15,354	25,586
Less: Accumulated depreciation	(8,785)	(14,294)
Property and equipment, net	6,569	11,292

Depreciation expenses for the years ended June 30, 2023, 2024 and 2025 were RMB3,714, RMB4,546 and RMB5,509 respectively.